Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2015 Fund	Sep. 08, 2023
Bar Chart Table:
Annual Return, Inception Date	Oct. 02, 2018
Fidelity Advisor Freedom 2015 Fund - Class A
Bar Chart Table:
Annual Return 2013	11.30%
Annual Return 2014	4.65%
Annual Return 2015	(0.88%)
Annual Return 2016	6.61%
Annual Return 2017	13.79%
Annual Return 2018	(4.37%)
Annual Return 2019	16.59%
Annual Return 2020	11.89%
Annual Return 2021	6.72%
Annual Return 2022	(14.83%)